Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000005478 | Top10HoldingDutch BrosBNY-26701L100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005478 | Top10HoldingGuardant HealthBNY-40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005478 | Top10HoldingKymera TherapeuticsBNY-501575104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005478 | Top10HoldingEntegrisBNY-29362U104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005478 | Top10HoldingNateraBNY-632307104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005478 | Top10HoldingLattice SemiconductorBNY-518415104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005478 | Top10HoldingOld Dominion Freight LineBNY-679580100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005478 | Top10HoldingArgenxBNY-04016X101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005478 | Top10HoldingTeledyne TechnologiesBNY-879360105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005478 | Top10HoldingSiteOne Landscape SupplyBNY-82982L103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005478 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000005478 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000005478 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000005478 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005478 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005478 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005478 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005478 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000005478 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005478 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159684 | Top10HoldingDutch BrosBNY-26701L100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159684 | Top10HoldingGuardant HealthBNY-40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159684 | Top10HoldingKymera TherapeuticsBNY-501575104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159684 | Top10HoldingEntegrisBNY-29362U104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159684 | Top10HoldingNateraBNY-632307104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159684 | Top10HoldingLattice SemiconductorBNY-518415104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159684 | Top10HoldingOld Dominion Freight LineBNY-679580100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159684 | Top10HoldingArgenxBNY-04016X101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159684 | Top10HoldingTeledyne TechnologiesBNY-879360105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159684 | Top10HoldingSiteOne Landscape SupplyBNY-82982L103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000159684 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000159684 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000159684 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000159684 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000159684 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000159684 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000159684 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000159684 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159684 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000159684 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219323 | Top10HoldingDutch BrosBNY-26701L100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219323 | Top10HoldingGuardant HealthBNY-40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219323 | Top10HoldingKymera TherapeuticsBNY-501575104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219323 | Top10HoldingEntegrisBNY-29362U104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219323 | Top10HoldingNateraBNY-632307104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219323 | Top10HoldingLattice SemiconductorBNY-518415104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219323 | Top10HoldingOld Dominion Freight LineBNY-679580100
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219323 | Top10HoldingArgenxBNY-04016X101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219323 | Top10HoldingTeledyne TechnologiesBNY-879360105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219323 | Top10HoldingSiteOne Landscape SupplyBNY-82982L103
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219323 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000219323 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000219323 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000219323 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000219323 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000219323 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000219323 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219323 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219323 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219323 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.30%